SEGMENT REPORTING - Revenues by Geographical Area (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 324,795	$ 293,338
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	283,528	250,126
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 41,267	$ 43,212